Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class A	Class B Ordinary Shares	Class B	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2021	$ 3,060		$ 5,940		$ 869,400	$ 447,231	$ 1,104,363	$ 404,965	$ 2,834,959
Balance (in Shares) at Dec. 31, 2021	3,060,000		5,940,000
Net income							220,793		220,793
Foreign currency translation loss								(259,238)	(259,238)
Balance at Jun. 30, 2022	$ 3,060		$ 5,940		869,400	447,231	1,325,156	145,727	2,796,514
Balance (in Shares) at Jun. 30, 2022	3,060,000		5,940,000
Balance at Dec. 31, 2021	$ 3,060		$ 5,940		869,400	447,231	1,104,363	404,965	2,834,959
Balance (in Shares) at Dec. 31, 2021	3,060,000		5,940,000
Balance at Dec. 31, 2022	$ 3,060		$ 5,940		869,400	447,231	(183,842)	35,260	$ 1,177,049
Balance (in Shares) at Dec. 31, 2022	3,060,000	3,060,000	5,940,000	5,940,000					9,000,000
Issuance of ordinary shares in initial public offerings, gross	$ 3,390				13,556,610				$ 13,560,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	3,390,000
Cost directly related to the initial public offering					(2,589,152)				(2,589,152)
Net income							284,760		284,760
Foreign currency translation loss								(305,867)	(305,867)
Balance at Jun. 30, 2023	$ 6,450		$ 5,940		$ 11,836,858	$ 447,231	$ 100,918	$ (270,607)	$ 12,126,790
Balance (in Shares) at Jun. 30, 2023	6,450,000	6,450,000	5,940,000	5,940,000					12,390,000